Segment reporting	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment reporting

6.    Segment reporting

Operating segments are based upon the Company’s management reporting structure. The Company’s operating segments are primarily at a country level as this is how the Chief Operating Decision Maker (CODM) assesses performance and makes decisions about resource allocation. This is due to the integrated operations within each country and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a country level.

The Company’s North America reportable segment is the result of the aggregation of the operating segments of the United States and Canada. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Company’s Europe reportable segment is the result of the aggregation of the operating segments of Spain, France and Norway. Similar to our United States and Canada operating segments, our Spain, France and Norway operating segments are grouped together based on the relative similarity of the EBITDA margins, competitive risks, currency risks (i.e. risks relating to the Euro), operating risks and, given they are each part of the European Union and the European Economic Community, the political and economic environment.

The consolidated income statements at December 31, 2019, 2018 and 2017, by reportable segment, are as follows:

	2019
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	551,500	1,049,576	136,292	43,147	(165,293)	1,615,222
Cost of sales	(366,711)	(868,654)	(108,823)	(35,923)	165,714	(1,214,397)
Other operating income	10,418	47,672	1,323	19,413	(24,613)	54,213
Staff costs	(87,954)	(145,712)	(20,333)	(31,030)	—	(285,029)
Other operating expense	(60,105)	(142,929)	(19,457)	(27,406)	24,192	(225,705)
Depreciation and amortization charges, operating allowances and write-downs	(72,251)	(39,844)	(6,459)	(1,640)	—	(120,194)
Impairment losses	(174,013)	(465)	—	(1,421)	—	(175,899)
Net loss due to changes in the value of assets	—	—	(530)	(1,044)	—	(1,574)
(Loss) gain on disposal of non-current assets	(1,601)	180	—	(802)	—	(2,223)
Bargain purchase gain	—	—	—	—	—	—
Operating (loss) profit	(200,717)	(100,176)	(17,987)	(36,706)	—	(355,586)
Finance income	529	9,220	156	14,483	(23,008)	1,380
Finance costs	(3,914)	(22,547)	(4,507)	(55,265)	23,008	(63,225)
Financial derivative gain	—	—	—	2,729	—	2,729
Exchange differences	(407)	3,139	(1,179)	1,331	—	2,884
(Loss) Profit before tax	(204,509)	(110,364)	(23,517)	(73,428)	—	(411,818)
Income tax (expense) benefit	8,520	22,470	7,761	2,790	—	41,541
(Loss) profit for the year from continuing operations	(195,989)	(87,894)	(15,756)	(70,638)	—	(370,277)
Profit for the year from discontinued operations	—	3,280	—	81,357	—	84,637
(Loss) profit for the year	(195,989)	(84,614)	(15,756)	10,719	—	(285,640)
Loss (profit) attributable to non-controlling interests	5,123	—	(368)	284	—	5,039
(Loss) profit attributable to the Parent	(190,866)	(84,614)	(16,124)	11,003	—	(280,601)

	2018(*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	710,716	1,447,973	208,543	62,075	(187,305)	2,242,002
Cost of sales	(394,044)	(1,059,474)	(137,177)	(43,194)	187,212	(1,446,677)
Other operating income	4,943	39,817	3,420	16,666	(19,002)	45,844
Staff costs	(115,555)	(177,047)	(23,735)	(22,525)	—	(338,862)
Other operating expense	(77,670)	(146,143)	(26,353)	(46,489)	19,095	(277,560)
Depreciation and amortization charges, operating allowances and write-downs	(69,009)	(34,974)	(5,526)	(4,328)	—	(113,837)
Impairment losses	—	—	—	(58,919)	—	(58,919)
Net loss due to changes in the value of assets	—	(7)	(7,616)	—	—	(7,623)
(Loss) gain on disposal of non-current assets	(208)	(8,369)	(261)	23,402	—	14,564
Bargain purchase gain	—	40,142	—	—	—	40,142
Operating profit (loss)	59,173	101,918	11,295	(73,312)	—	99,074
Finance income	804	11,035	199	32,040	(39,220)	4,858
Finance costs	(4,109)	(40,831)	(5,298)	(46,048)	39,220	(57,066)
Financial derivative gain	—	—	—	2,838	—	2,838
Exchange differences	(1,194)	(10,561)	2,284	(4,665)	—	(14,136)
Profit (loss) before tax	54,674	61,561	8,480	(89,147)	—	35,568
Income tax (expense) benefit	4,949	(15,048)	(3,582)	(6,778)	—	(20,459)
Profit (loss) for the year from continuing operations	59,623	46,513	4,898	(95,925)	—	15,109
Profit for the year from discontinued operations	—	—	—	9,464	—	9,464
Profit (loss) for the year	59,623	46,513	4,898	(86,461)	—	24,573
Loss (profit) attributable to non-controlling interests	4,785	(332)	358	14,277	—	19,088
Profit (loss) attributable to the Parent	64,408	46,181	5,256	(72,184)	—	43,661

	2017(*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	541,143	1,083,200	122,504	50,782	(65,353)	1,732,276
Cost of sales	(303,096)	(690,589)	(81,744)	(33,496)	65,650	(1,043,275)
Other operating income	2,701	12,681	2,868	15,520	(15,670)	18,100
Staff costs	(90,802)	(147,595)	(23,495)	(37,923)	(220)	(300,035)
Other operating expense	(68,537)	(107,130)	(24,462)	(50,428)	16,158	(234,399)
Depreciation and amortization charges, operating allowances and write-downs	(66,789)	(27,404)	(5,788)	(430)	9	(100,402)
Impairment losses	(30,618)	—	—	(1,007)	(16)	(31,641)
Net gain due to changes in the value of assets	—	—	7,222	—	282	7,504
Gain (loss) on disposal of non-current assets	(3,718)	301	(138)	(818)	57	(4,316)
Bargain purchase gain
Other (loss) gain	—	(13,604)	—	(2,625)	13,616	(2,613)
Operating (loss) profit	(19,716)	109,860	(3,033)	(60,425)	14,513	41,199
Finance income	448	6,733	404	189,962	(195,138)	2,409
Finance costs	(4,567)	(40,106)	(7,361)	(43,043)	35,108	(59,969)
Financial derivative loss	—	—	—	(6,850)	—	(6,850)
Exchange differences	(191)	5,938	(1,197)	3,730	(66)	8,214
(Loss) profit before tax	(24,026)	82,425	(11,187)	83,374	(145,583)	(14,997)
Income tax benefit (expense)	29,386	(26,031)	2,068	9,096	(294)	14,225
Profit (loss) for the year from continuing operations	5,360	56,394	(9,119)	92,470	(145,877)	(772)
(Loss) profit for the year from discontinued operations	—	—	—	(5,050)	—	(5,050)
Profit (loss) for the year	5,360	56,394	(9,119)	87,420	(145,877)	(5,822)
Loss (profit) attributable to non-controlling interests	4,734	(370)	(147)	951	(24)	5,144
(Loss) profit attributable to the Parent	10,094	56,024	(9,266)	88,371	(145,901)	(678)

(*)The consolidated Income Statements for the periods ended December 31, 2018 and 2017 have been restated  to reclassify the results of the Spanish energy assets  within profit (loss) for the year from discontinued operations.as part of the Other segments, as described in Note 1 to the consolidated financial statements.

(**)The amounts correspond to transactions between segments that are eliminated in the consolidation process.

The consolidated statements of financial position at December 31, 2019 and 2018, by reportable segment are as follows:

	2019
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	29,702	—	—	—	—	29,702
Other intangible assets	18,504	30,248	1,322	1,193	—	51,267
Property, plant and equipment	419,695	216,809	53,650	50,752	—	740,906
Inventories	91,619	215,509	32,886	14,107	—	354,121
Trade and other receivables (**)	427,871	504,294	47,755	764,532	(1,430,186)	314,266
Cash, restricted cash and cash equivalents	25,194	65,216	3,321	29,444	—	123,175
Other	11,932	60,619	14,921	33,444	—	120,916
Total assets	1,024,517	1,092,695	153,855	893,472	(1,430,186)	1,734,353

Equity	459,637	307,131	43,466	(207,937)	—	602,297
Provisions	31,220	85,167	7,108	7,448	—	130,943
Bank borrowings	—	100,070	—	58,929	—	158,999
Obligations under finance leases	6,473	18,128	14	1,257	—	25,872
Debt instruments	—	—	—	354,951	—	354,951
Other financial liabilities	—	454	—	66,085	—	66,539
Trade and other payables (***)	464,592	520,937	86,837	587,552	(1,465,859)	194,059
Other	62,595	60,808	16,430	25,187	35,673	200,693
Total equity and liabilities	1,024,517	1,092,695	153,855	893,472	(1,430,186)	1,734,353

	2018
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	202,848	—	—	—	—	202,848
Other intangible assets	22,798	26,476	1,292	1,256	—	51,822
Property, plant and equipment	467,616	219,520	56,679	145,047	—	888,862
Inventories	113,673	288,669	35,944	18,684	—	456,970
Trade and other receivables (**)	267,974	274,291	50,665	834,515	(1,254,935)	172,510
Cash, restricted cash and cash equivalents	76,791	110,523	19,483	9,850	—	216,647
Other	15,341	85,905	8,692	24,220	—	134,158
Total assets	1,167,041	1,005,384	172,755	1,033,572	(1,254,935)	2,123,817

Equity	646,851	206,781	58,294	(27,554)	—	884,372
Provisions	29,644	71,163	7,889	7,661	—	116,357
Bank borrowings	—	6,914	—	134,098	—	141,012
Obligations under finance leases	1,466	—	—	65,005	—	66,471
Debt instruments	—	—	—	352,594	—	352,594
Other financial liabilities	—	3,841	—	81,471	—	85,312
Trade and other payables (***)	414,022	662,667	93,970	379,468	(1,282,176)	267,951
Other	75,058	54,018	12,602	40,829	27,241	209,748
Total equity and liabilities	1,167,041	1,005,384	172,755	1,033,572	(1,254,935)	2,123,817

(*) These amounts correspond to balances between segments that are eliminated at consolidation.

(**) Trade and other receivables includes non-current and current receivables from group that eliminated in the consolidated process.

(***) Trade and other payables includes non-current and current payables from group that are eliminated in the consolidated process.

Other disclosures

Sales by product line

Sales by product line are as follows:

	2019	2018	2017
	US$'000	US$'000	US$'000
Silicon metal	539,872	933,366	739,618
Manganese-based alloys	447,311	527,757	363,644
Ferrosilicon	275,368	359,374	266,862
Other silicon-based alloys	181,736	215,697	188,183
Silica fume	33,540	37,061	36,338
Energy	—	12,149	7,244
Other	137,395	156,598	130,387
Total	1,615,222	2,242,002	1,732,276

Information about major customers

Total sales of $643,689 thousand, $758,894 thousand, and $820,987 thousand were attributable to the Company’s top ten customers in 2019, 2018, and 2017 respectively. During 2019 and 2018, there was no single customer representing greater than 10% of the Company’s sales. During 2017, sales corresponding to Dow Corning Corporation represented 12.2% of the Company’s sales, respectively. Sales to Dow Corning Corporation are included partially in the Electrometallurgy - North America segment and partially in the Electrometallurgy - Europe segment.